Goodwill and Intangible Assets Schedule of Intangibles Subject to Amortization (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	$ 1,476,672	$ 694,245	$ 610,338
Finite-Lived Intangible Assets, Average Annual Amortization Expense, Next 5 Years	78,500
spb_NoncurrentAssets	4,143,768	2,690,222
Finite-Lived Intangible Assets, Net	985,116	873,861	857,114
Finite-lived Intangible Assets Acquired	188,281	82,118
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		3,450
Amortization of Intangible Assets	(77,779)	(63,666)	(57,695)
Finite-Lived Intangible Assets, Translation Adjustments	753	(5,155)
Intangible Assets, Net (Excluding Goodwill)	2,163,166	1,714,929
Goodwill, Acquired During Period	786,616	85,875
Goodwill, Translation Adjustments	(4,189)	(1,968)
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Global Batteries and Appliances [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	333,500	268,556	268,148
spb_NoncurrentAssets	1,545,641	1,434,392
Finite-Lived Intangible Assets, Net	440,776	447,112	481,473
Finite-lived Intangible Assets Acquired	29,379	0
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		920
Amortization of Intangible Assets	(35,553)	(32,892)
Finite-Lived Intangible Assets, Translation Adjustments	(162)	(2,389)
Intangible Assets, Net (Excluding Goodwill)	988,129
Goodwill, Acquired During Period	67,149	0
Goodwill, Translation Adjustments	(2,205)	408
Hardware & Home Improvement [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	714,724	0	0
spb_NoncurrentAssets	1,335,390	0
Finite-Lived Intangible Assets, Net	146,461	0	0
Finite-lived Intangible Assets Acquired	158,100	0
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		0
Amortization of Intangible Assets	(11,372)	0
Finite-Lived Intangible Assets, Translation Adjustments	(267)	0
Intangible Assets, Net (Excluding Goodwill)	477,232
Goodwill, Acquired During Period	717,853	0
Goodwill, Translation Adjustments	(3,129)	0
Global Pet Supplies [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	239,077	237,932	170,285
spb_NoncurrentAssets	757,299	768,140
Finite-Lived Intangible Assets, Net	245,227	264,622	219,243
Finite-lived Intangible Assets Acquired	802	65,118
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		2,530
Amortization of Intangible Assets	(21,379)	(19,503)
Finite-Lived Intangible Assets, Translation Adjustments	1,182	(2,766)
Intangible Assets, Net (Excluding Goodwill)	461,653
Goodwill, Acquired During Period	0	70,023
Goodwill, Translation Adjustments	1,145	(2,376)
Home and Garden Business [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill Including Bankruptcy Reorganization	189,371	187,757	171,905
spb_NoncurrentAssets	437,606	445,774
Finite-Lived Intangible Assets, Net	152,652	162,127	156,398
Finite-lived Intangible Assets Acquired	0	17,000
spb_ReclassificationFromIndefiniteLivedIntangibleAssetsToFiniteLivedIntangibleAssets		0
Amortization of Intangible Assets	(9,475)	(11,271)
Finite-Lived Intangible Assets, Translation Adjustments	0	0
Intangible Assets, Net (Excluding Goodwill)	236,152
Goodwill, Acquired During Period	1,614	15,852
Goodwill, Translation Adjustments	0	0
Technology Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	172,105	90,924
Finite-Lived Intangible Assets, Accumulated Amortization	(39,028)	(22,768)
Finite-Lived Intangible Assets, Net	133,077	68,156
Amortization of Intangible Assets	(16,260)	(9,133)	(6,817)
Technology Assets [Member] | Global Batteries and Appliances [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Technology Assets [Member] | Global Batteries and Appliances [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years
Technology Assets [Member] | Hardware & Home Improvement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years
Technology Assets [Member] | Hardware & Home Improvement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Technology Assets [Member] | Global Pet Supplies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Technology Assets [Member] | Global Pet Supplies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	885,895	796,235
Finite-Lived Intangible Assets, Accumulated Amortization	(160,768)	(113,012)
Finite-Lived Intangible Assets, Net	725,127	683,223
Amortization of Intangible Assets	(44,932)	(40,186)	(38,320)
Customer Relationships [Member] | Global Batteries and Appliances [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Customer Relationships [Member] | Global Batteries and Appliances [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Customer Relationships [Member] | Hardware & Home Improvement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	171,572	150,829
Finite-Lived Intangible Assets, Accumulated Amortization	(44,660)	(28,347)
Finite-Lived Intangible Assets, Net	126,912	122,482
Amortization of Intangible Assets	$ (16,587)	$ (14,347)	$ (12,558)
Trade Names [Member] | Global Batteries and Appliances [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Trade Names [Member] | Global Batteries and Appliances [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Trade Names [Member] | Hardware & Home Improvement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Trade Names [Member] | Hardware & Home Improvement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years
Trade Names [Member] | Global Pet Supplies [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years